Taxes (Details Narrative) - CAD ($)	12 Months Ended
	Aug. 31, 2019	Aug. 31, 2018	Aug. 31, 2017
Deferred tax liability (asset) at end of period
Non-capital losses [member]
Unused tax losses for which no deferred tax asset recognised	$ 31,713,000	$ 27,198,000
Canada
Total average effective tax rate	26.50%	26.50%	26.50%
Tanzania
Total average effective tax rate	3.00%	30.00%	30.00%
Tanzania | Non-capital losses [member]
Unused tax losses for which no deferred tax asset recognised	$ 60,086,000	$ 17,544,000